Trade Receivables – Net (Details) - Schedule of age of net receivables that are past due - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade Receivables – Net (Details) - Schedule of age of net receivables that are past due [Line Items]
Total	$ 511,524	$ 432,354
30 - 60 days [Member]
Trade Receivables – Net (Details) - Schedule of age of net receivables that are past due [Line Items]
Total	355,633	164,646
61 - 90 days [Member]
Trade Receivables – Net (Details) - Schedule of age of net receivables that are past due [Line Items]
Total	62,387	22,288
91 + days [Member]
Trade Receivables – Net (Details) - Schedule of age of net receivables that are past due [Line Items]
Total	$ 93,504	$ 245,420